Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration year		2040
Unrecognized tax benefits	$ 1,270,000	$ 1,028,000	$ 786,000
Accrued interest or penalties related to uncertain tax positions		0	$ 0
Net operating losses and unused R&D tax credits sold	$ 1,356,000	$ 4,005,000
Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards expiration year		2032
U.S. Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 88,327,000
U.S. Federal | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards		5,673,000
State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		53,495,000
State | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforwards		$ 7,672,000